DEBT - Paycheck Protection Program Loans (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 04, 2020	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
DEBT
Proceeds from the issuance of convertible notes			$ 8,762,250	$ 4,940,000
Repayments of convertible debt		$ 502,433	637,500	50,000
Paycheck Protection Program Loans
DEBT
Proceeds from the issuance of convertible notes	$ 151,000
Interest rate (in percent)	1.00%
Repayments of convertible debt			17,543
Total			$ 0	$ 17,543